Notes Payable - Schedule of Outstanding Notes Payable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2007 - 2009 Convertible Notes	$ 649,500	$ 649,500
2010 Profit Sharing Notes	675,000	675,000
2011 and 2010 Secured Bridge Notes	449,275	885,825
2012 Convertible Promissory Notes	3,449,875	3,783,075
Unsecured Promissory Notes	817,365
Note Payable Due to Officer	104,165
Note Payable Outstanding with a Bank		6,982
Notes Payable Gross	6,145,180	6,000,382
Less: Discounts on Notes Payable	(98,922)	(253,098)
Notes Payable	6,046,258	5,747,284
Current Portion	(6,046,258)	(2,257,153)
Long-term Portion		$ 3,490,131